Document and Entity Information	12 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	NEPTUNE WELLNESS SOLUTIONS INC.
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Central Index Key	0001401395
Amendment Flag	false